Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for each of the Company’s reportable segments (see Note 15) for the fiscal years ended December 28, 2013 and December 29, 2012 were as follows (in millions):

	IESD	CATD	Total
Balance at December 31, 2011	$1,235	$1,718	$2,953
Foreign currency translation and other	(6)	14	8
Balance at December 29, 2012	1,229	1,732	2,961
Endosense S.A.	—	258	258
Nanostim, Inc.	149	—	149
Spinal Modulation, Inc.	82	—	82
CardioMEMS, Inc.	83	—	83
Foreign currency translation and other	(17)	8	(9)
Balance at December 28, 2013	$1,526	$1,998	$3,524

Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization
The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	December 28, 2013		December 29, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$986	$393	$947	$336
Customer lists and relationships	20	13	57	36
Trademarks and tradenames	22	11	22	10
Licenses, distribution agreements and other	4	1	6	4
	$1,032	$418	$1,032	$386
Indefinite-lived intangible assets:
Acquired IPR&D	$262		$109
Trademarks and tradenames	35		49
	$297		$158

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Actual amounts of amortization expense may differ due to actual timing of regulatory approvals, additional intangible assets acquired and foreign currency translation impacts (in millions):

						After
	2014	2015	2016	2017	2018	2018
Amortization expense	$90	$95	$101	$93	$87	$410